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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

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                                   FORM N-PX

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              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-08934

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                  VOYA STRATEGIC ALLOCATION PORTFOLIOS, INC.
              (Exact name of registrant as specified in charter)

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                   7337 E. Doubletree Ranch Road, Suite 100
                             Scottsdale, AZ 85258
              (Address of principal executive offices) (Zip code)

      (Name and address of agent for service)             With copies to:

              Theresa K. Kelety, Esq.                 Elizabeth J. Reza, Esq.
               Voya Investments, LLC                      Ropes & Gray LLP
      7337 E. Doubletree Ranch Road, Suite 100           Prudential Tower,
                Scottsdale, AZ 85258                    800 Boylston Street
                                                         Boston, MA  02199

      Registrant's telephone number, including area code: (800) 992-0180

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      Date of fiscal year end: December 31

      Date of reporting period: July 1, 2019 - June 30, 2020

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Item 1. Proxy Voting Record

******************************* FORM N-PX REPORT *******************************


ICA File Number: 811-08934
Reporting Period: 07/01/2019 - 06/30/2020
Voya Strategic Allocation Portfolios, Inc.




=============== Voya Strategic Allocation Conservative Portfolio ===============


This portfolio had no proxy voting activity during the reporting period.




================== Voya Strategic Allocation Growth Portfolio ==================


This portfolio had no proxy voting activity during the reporting period.




================= Voya Strategic Allocation Moderate Portfolio =================


This portfolio had no proxy voting activity during the reporting period.



========== END N-PX REPORT

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                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VOYA STRATEGIC ALLOCATION PORTFOLIOS, INC.

By:    /s/ Dina Santoro
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       Dina Santoro
       President

Date:  August 28, 2020